Expenses by nature - Restructuring (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other provisions
Cost of sales	€ 13,368	€ 13,659	€ 15,051
Research and development expenses	4,214	4,087	4,532
Selling, general and administrative expenses	2,792	2,898	3,219
Restructuring
Other provisions
Cost of sales	133	245	227
Research and development expenses	73	189	105
Selling, general and administrative expenses	78	67	117
Total restructuring charges	€ 284	€ 501	€ 449